Capital Management - Schedule of Consolidated Capital (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Total equity	$ 48,727	$ 48,226
Exclude AOCI gain / (loss) on cash flow hedges	26	8
Total equity excluding AOCI on cash flow hedges	48,701	48,218
Post-tax CSM	18,503	15,251
Qualifying capital instruments	6,667	6,122
Consolidated capital	$ 73,871	$ 69,591